Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment of Assets, Annual Increase in Undiscounted Cash Flows to Determine Fair Value	1.00%
Impairment of Assets, Inflation Rate for Operating Expenses Used to Determine Fair Value	1.50%
Number of Reportable Segments	1
Number of Operating Segments	1
Disposal Group, Including Discontinued Operation, Assets, Current	$ 0
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 0	$ 0
LPG [Member]
Property, Plant and Equipment, Useful Life	30 years
Product Carriers [Member]
Property, Plant and Equipment, Useful Life	25 years